Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Summary of Significant Investments in Subsidiaries	The following are Cresco Labs’ wholly-owned or controlled entities as of December 31, 2022:

Entity	Location	Purpose	Percentage Held
Cresco Labs Inc.	British Columbia, Canada	Parent Company
Cali-AntiFragile Corp.	California	Holding Company	100%
Alta Supply Inc.	California	Distribution	100%
Kaya Management Inc.	California	Production	100%
River Distributing Co., LLC	California	Distribution	100%
FloraCal	California	Cultivation	100%
Cub City, LLC	California	Cultivation	100%
CRHC Holdings Corp.	Ontario, Canada	Holding Company	100%
Laurel Harvest Labs, LLC	Pennsylvania	Cultivation and Dispensary Facility	100%
JDRC Mount Joy, LLC	Illinois	Holding Company	100%
JDRC Scranton, LLC	Illinois	Holding Company	100%
Bluma Wellness Inc.	British Columbia, Canada	Holding Company	100%
CannCure Investments Inc.	Ontario, Canada	Holding Company	100%
Cannabis Cures Investments, LLC	Florida	Holding Company	100%
3 Boys Farm, LLC (One Plant Florida)	Florida	Cultivation, Production and Dispensary Facility	100%
Farm to Fresh Holdings, LLC	Florida	Holding Company	100%
Cresco U.S. Corp.	Illinois	Manager of Cresco Labs, LLC	100%

Entity	Location	Purpose	Percentage Held
MedMar Inc.	Illinois	Holding Company	100%
MedMar Lakeview, LLC	Illinois	Dispensary	88%
MedMar Rockford, LLC	Illinois	Dispensary	75%
Gloucester Street Capital, LLC	New York	Holding Company	100%
Valley Agriceuticals, LLC	New York	Operating Entity	100%
JDRC Ellenville, LLC	Illinois	Holding Company	100%
CMA Holdings, LLC	Illinois	Holding Company	100%
BL Real Estate, LLC	Massachusetts	Holding Company	100%
Cultivate Licensing LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cultivate Worcester, Inc	Massachusetts	Dispensary	100%
Cultivate Leicester, Inc.	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cultivate Framingham, Inc.	Massachusetts	Dispensary	100%
Cultivate Burncoat, Inc.	Massachusetts	Holding Company	100%
Cultivate Cultivation, LLC	Massachusetts	Cultivation and Production Entity	100%
Good News Holdings, LLC	Illinois	Holding Company	100%
Wonder Holdings, LLC	Illinois	Holding Company	100%
JDRC Seed, LLC	Illinois	Holding Company	100%
CP Pennsylvania Holdings, LLC	Illinois	Holding Company	100%
Bay, LLC	Pennsylvania	Dispensary	100%
Bay Asset Management, LLC	Pennsylvania	Holding Company	100%
Ridgeback, LLC	Colorado	Holding Company	100%
Cresco Labs, LLC	Illinois	Operating Entity	58%
Cresco Labs Notes Issuer, LLC	Illinois	Holding Company
Cresco Labs Ohio, LLC	Ohio	Cultivation, Production and Dispensary Facility	99%
Wellbeings, LLC	Delaware	CBD Wellness Product Development	100%
Cresco Labs SLO, LLC	California	Holding Company	100%
SLO Cultivation Inc.	California	Cultivation and Production Facility	80%
Cresco Labs Joliet, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Kankakee, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Logan, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs PA, LLC	Illinois	Holding Company	100%
Cresco Yeltrah, LLC	Pennsylvania	Cultivation, Production and Dispensary Facility	100%
JDC Newark, LLC	Ohio	Holding Company	100%
Verdant Creations Newark, LLC	Ohio	Dispensary	100%
JDC Marion, LLC	Ohio	Holding Company	100%
Verdant Creations Marion, LLC	Ohio	Dispensary	100%
JDC Chillicothe, LLC	Ohio	Holding Company	100%
Verdant Creations Chillicothe, LLC	Ohio	Dispensary	100%
JDC Columbus, LLC	Ohio	Holding Company	100%
Care Med Associates, LLC	Ohio	Dispensary	100%
Cresco Labs Arizona, LLC	Arizona	Holding Company	100%
Arizona Facilities Supply, LLC	Arizona	Cultivation, Production and Dispensary Facility	100%
AFS Maryland, LLC	Maryland	Production Facility	100%
Cresco Labs Tinad, LLC	Illinois	Holding Company	100%
PDI Medical III, LLC	Illinois	Dispensary	100%
Cresco Labs Phoenix Farms, LLC	Illinois	Holding Company	100%
Phoenix Farms of Illinois, LLC	Illinois	Dispensary	100%
JDC Elmwood, LLC	Illinois	Holding Company	100%
FloraMedex, LLC	Illinois	Dispensary	100%
Cresco Edibles, LLC	Illinois	Holding Company	100%
TSC Cresco, LLC	Illinois	Licensing	75%
Cresco HHH, LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Michigan, LLC (a)	Michigan	Cultivation and Production Facility	85%
(a) Cresco Labs Michigan, LLC is 85% owned by related parties within management of the Company.

Summary of Property and Equipment

Category	Estimated Useful Life
Leasehold Improvements	1 - 15 years
Machinery and Equipment	5 - 15 years
Furniture and Fixtures	3 - 8 years
Vehicles	5 years
Website and Software	3 - 7 years
Computer Equipment	3 - 7 years
Buildings and Building Improvements	5 - 39 years
As of December 31, 2022 and 2021, Property and equipment consisted of the following:

($ in thousands)	Land and Buildings	Machinery and Equipment	Furniture and Fixtures	Leasehold Improvements	Website, Computer Equipment and Software	Vehicles	Construction In Progress	Total
Cost
Balance as of January 1, 2021	$96,526	$23,206	$17,636	$88,369	$5,772	$1,946	$19,197	$252,652
Additions	7,873	5,772	4,484	12,339	1,650	921	63,413	96,452
Transfers	4,021	4,923	3,560	39,494	580	65	(52,646)	(3)
Disposals	—	(130)	(407)	(811)	(23)	(30)	—	(1,401)
Additions from acquisition	39,106	5,279	834	12,448	111	377	12,839	70,994
Effect of foreign exchange and other adjustments	(642)	(82)	120	939	58	(21)	44	416
As of December 31, 2021	$146,884	$38,968	$26,227	$152,778	$8,148	$3,258	$42,847	$419,110
Additions	29,826	2,112	1,416	5,691	296	134	45,056	84,531
Transfers	360	3,489	2,645	19,310	1,863	146	(27,813)	—
Disposals	—	(1,096)	(312)	(3,658)	(70)	(19)	(4,583)	(9,738)
Sale related to sale and leaseback transaction	(2,305)	(3,333)	(2,188)	(29,857)	—	—	—	(37,683)
Measurement period adjustments	1,829	(210)	929	(1,348)	—	—	—	1,200
Effect of foreign exchange and other adjustments	—	(2)	7	(36)	(5)	33	—	(3)
As of December 31, 2022	$176,594	$39,928	$28,724	$142,880	$10,232	$3,552	$55,507	$457,417

Accumulated depreciation
Balance as of January 1, 2021	$(2,033)	$(3,235)	$(3,199)	$(12,882)	$(2,006)	$(493)	$—	$(23,848)
Depreciation	(5,465)	(3,603)	(4,387)	(10,358)	(1,882)	(588)	—	(26,283)
Disposals	—	74	140	297	13	19	—	543
Adjustments	—	(57)	(133)	(206)	(52)	18	—	(430)
As of December 31, 2021	$(7,498)	$(6,821)	$(7,579)	$(23,149)	$(3,927)	$(1,044)	$—	$(50,018)
Depreciation	(6,469)	(6,288)	(6,345)	(18,293)	(2,460)	(667)	—	(40,522)
Disposals	—	69	24	5,098	—	1	—	5,192
Sale related to sale and leaseback transaction	36	736	950	6,262	—	—	—	7,984
Adjustments	—	(275)	(2)	1	5	(60)	—	(331)
As of December 31, 2022	$(13,931)	$(12,579)	$(12,952)	$(30,081)	$(6,382)	$(1,770)	$—	$(77,695)

Net book value
As of December 31, 2021	$139,386	$32,147	$18,648	$129,629	$4,221	$2,214	$42,847	$369,092
As of December 31, 2022	$162,663	$27,349	$15,772	$112,799	$3,850	$1,782	$55,507	$379,722

Summary of Intangible Assets	Intangible assets are amortized over the following terms:

Category	Estimated Useful Life
Customer Relationships	7 - 19 years
Non-Compete Agreements	4 - 5 years
Trade Names	10 years
Permit Application Fees	1 - 2 years
Non-Solicitation Agreements	1 - 2 years

Schedule Of Potential Dilutive Shares Excluded From Computation Of Diluted Earnings Per Share	Potentially dilutive shares as of December 31, 2022 and 2021, which were excluded from the calculation of diluted EPS for the periods presented consisted of the following:

(in thousands)	2022	2021
Redeemable Units	107,443	115,136
Options	25,528	23,609
Warrants	—	9,842
RSUs	4,182	999
Total potentially dilutive shares	137,153	149,586